Derivative liability (10K) (Details 2) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Liabilities measured at fair value
Derivative liability	$ 18	$ 25
Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value
Derivative liability
Fair Value, Inputs, Level 3 [Member]
Liabilities measured at fair value
Derivative liability	$ 18